Income Taxes (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025
Income Taxes [Line Items]
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits (in Dollars)			$ 2,000,000
Hong Kong [Member] | Up To Two Million [Member]
Income Taxes [Line Items]
Applicable tax rate	8.25%	8.25%	8.25%
Hong Kong [Member] | Over Two Million [Member]
Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
United States [Member]
Income Taxes [Line Items]
Percentage of statutory tax rate	21.00%	21.00%	21.00%
Singapore [Member]
Income Taxes [Line Items]
Applicable tax rate	17.00%	17.00%	17.00%
Singapore [Member] | First Exemption [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate	75.00%	75.00%	75.00%
Income tax reconciliation tax exemptible income	¥ 470,000	$ 100,000
Singapore [Member] | Second Exemption [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate	50.00%	50.00%	50.00%
Income tax reconciliation tax exemptible income	¥ 470,000	$ 100,000
PRC [Member]
Income Taxes [Line Items]
Percentage of statutory tax rate	15.00%	15.00%	15.00%
Enterprise income tax foreign and domestic	25.00%	25.00%	25.00%
Enterprise income tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%